Accounting Policies Common Stock Repurchases (Tables)	3 Months Ended
Dec. 28, 2013
Common Stock Repurchases [Abstract]
Schedule of Common Stock Repurchases
A summary of cumulative share repurchases of our Class A stock is as follows (in millions):

	Three Months Ended
	December 28, 2013		December 29, 2012
	Shares	Dollars	Shares	Dollars
Shares repurchased:
Under share repurchase program	4.6	$150	5.1	$100
To fund certain obligations under equity compensation plans	0.3	9	0.8	15
Total share repurchases	4.9	$159	5.9	$115